SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Fair Value, Recurring [Member] - DT Cloud Acquisition Corporation [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and Investments held in trust account	$ 53,622,021	$ 72,345,071
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and Investments held in trust account	53,622,021	72,345,071
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and Investments held in trust account
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and Investments held in trust account